Shareholders' equity	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Shareholders' equity

25 Shareholders’ equity

Eni shareholders’ equity

(€ million)	December 31, 2019	December 31, 2018
Share capital	4,005	4,005
Retained earnings	37,436	36,702
Cumulative currency translation differences	7,209	6,605
Legal reserve	959	959
Reserve for treasury shares	981	581
Reserve related to the fair value of cash flow hedging derivatives net of the tax effect	(465)	(9)
Reserve related to the defined benefit plans net of tax effect	(173)	(130)
Other comprehensive income on equity-accounted investments	60	66
Other comprehensive income on other investments	12	15
Other reserves	190	190
Treasury shares	(981)	(581)
Interim dividend	(1,542)	(1,513)
Net profit (loss) for the year	148	4,126
	47,839	51,016

Share capital

As of December 31, 2019, the parent company’s issued share capital consisted of €4,005,358,876 represented by 3,634,185,330 ordinary shares without nominal value (same amounts as of December 31, 2018).

On May 14, 2019, Eni’s Shareholders’ Meeting resolved: (i) to distribute a dividend of €0.41 per share, with the exclusion of treasury shares held at the ex-dividend date, in full settlement of the 2018 dividend of €0.83 per share, of which €0.42 per share was already paid as interim dividend in September 2018. The final amount was paid on 22 May 2019, to shareholders on the register on May 20, 2019, record date on May 21, 2019; (ii) to authorise the Board of Directors - pursuant to and for the purposes of Article 2357 of the Italian Civil Code - to proceed, within a period of eighteen months from the date of the resolution, with the purchase of a maximum number of shares equal to 67,000,000 ordinary shares of the Company, representing about 1.84% of the share capital of Eni SpA, for a total outlay of up to €1,200 million. In execution of this resolution at December 31, 2019, 28,590,482 shares were acquired for a total consideration of €400 million.

Legal reserve

This reserve represents earnings restricted from the payment of dividends pursuant to Article 2430 of the Italian Civil Code. The legal reserve has reached the maximum amount required by the Italian Law.

Reserve for treasury shares

The reserve for treasury shares represents the reserve that was established in previous reporting period to repurchase the Company shares in accordance with resolutions at Eni’s Shareholders’ Meetings.

Other Comprehensive Income reserves

							Other
	Cash flow hedge derivatives			Defined benefit plans*			comprehensive
		Deferred			Deferred		income on	Investments
	Gross	tax	Net	Gross	tax	Net	equity-accounted	valued at
(€ million)	reserve	liabilities	reserve	reserve	liabilities	reserve	investments	fair value
Reserve as of December 31, 2018	(13)	4	(9)	(143)	13	(130)	66	15
Changes of the year	(1,418)	411	(1,007)	(49)	5	(44)	(6)	(3)
Foreign currency translation differences				(3)		(3)
Change in scope of consolidation				5	(1)	4
Reversal to inventories adjustments	36	(10)	26
Reclassification adjustments	739	(214)	525
Reserve as of December 31, 2019	(656)	191	(465)	(190)	17	(173)	60	12

Reserve as of December 31, 2017	240	(57)	183	(133)	19	(114)	90
Changes of the year	399	(116)	283	(15)	(2)	(17)	(24)	15
Foreign currency translation differences				1	(1)
Change in scope of consolidation				4	(3)	1
Reversal to inventories adjustments	(10)	3	(7)
Reclassification adjustments	(642)	174	(468)
Reserve as of December 31, 2018	(13)	4	(9)	(143)	13	(130)	66	15

* OCI for defined benefit plans at December 31, 2019 includes €7 million relating to equity-accounted investments.

Other reserves

Other reserves related to: (i) a reserve of €127 million representing the increase in Eni shareholders’ equity associated with a business combination under common control, whereby the parent company Eni SpA divested its subsidiaries; (ii) a reserve of €63 million deriving from Eni SpA’s equity.

Cumulative foreign currency translation differences

The cumulative foreign currency translation differences arose from the translation of financial statements denominated in currencies other than euro.

Treasury shares

A total of  61,635,679 of Eni’s ordinary shares (33,045,197 at December 31, 2018) were held in treasury for a total cost of €981 million (€581 million at December 31, 2018). On April 13, 2017, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2017-2019 and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of 11 million of treasury shares in service of the Plan.

Interim dividend

The interim dividend for the year 2019 amounted to €1,542 million corresponding to €0.43 per share, as resolved by the Board of Directors on 19 September 2019, in accordance with Article 2433‑bis, paragraph 5 of the Italian Civil Code; the dividend was paid on 25 September 2019.

Distributable reserves

As of December 31, 2019, Eni shareholders’ equity included distributable reserves of approximately €43 billion.

Reconciliation of net profit and shareholders’ equity of the parent company Eni SpA to consolidated net profit and shareholders’ equity

			Shareholders’ equity
	Net profit		December 31,	December 31,
(€ million)	2019	2018	2019	2018
As recorded in Eni SpA’s Financial Statements	2,978	3,173	41,636	42,615
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(2,800)	(134)	5,211	7,183
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity	(6)		202	153
- adjustments to comply with Group accounting policies	(348)	862	1,424	2,000
- elimination of unrealized intercompany profits	(74)	177	(593)	(519)
- deferred taxation	405	59	20	(359)
	155	4,137	47,900	51,073
Non-controlling interest	(7)	(11)	(61)	(57)
As recorded in Consolidated Financial Statements	148	4,126	47,839	51,016